Income Taxes	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
From the fiscal year beginning April 1, 2025, the MUFG Group adopted new guidance on income tax disclosures under the prospective approach. This guidance introduced new disclosure requirements, including a breakdown of income tax expense from continuing operations by national, state, and foreign, as well as information about income taxes paid, and modified the disclosure requirements on the reconciliation to the effective tax rate.
Income before Income Tax Expense
Income before income tax expense by jurisdiction for the fiscal years ended March 31, 2024, 2025 and 2026 was as follows:

	2024	2025	2026
	(in millions)
Domestic income (loss)	¥611,036	¥(407,567)	¥411,564
Foreign income	1,267,190	2,203,143	2,097,931
Total	¥1,878,226	¥1,795,576	¥2,509,495
Income Tax Expense
The detail of current and deferred income tax expense for the fiscal years ended March 31, 2024 and 2025 was as follows:

	2024	2025
	(in millions)
Current:
Domestic	¥106,951	¥118,433
Foreign	302,494	241,724
Total	409,445	360,157
Deferred:
Domestic	87,990	103,533
Foreign	3,222	64,248
Total	91,212	167,781
Income tax expense	500,657	527,938
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	33,327	(46,184)
Debt valuation adjustments	(19,707)	4,941
Derivatives qualifying for cash flow hedges	(120)	(436)
Defined benefit plans	170,191	32,952
Foreign currency translation adjustments	155,814	(11,455)
Total	339,505	(20,182)
Total	¥840,162	¥507,756
On March 31, 2025, the Japanese Diet enacted the tax related law, “Special Measures Law for Securing Defense Funding.” As a result, starting from fiscal years beginning on or after April 1, 2026, a 4.0% surcharge will be added to the corporate tax rate. This surcharge is based on the corporate tax rate of 23.2% and entails an approximately 0.9% increase in the combined normal effective statutory tax rate from 30.6% to 31.5%. The change in tax laws resulted in an increase of ¥20,982 million in income tax expense for the fiscal year ended March 31, 2025.

The detail of current and deferred income tax expense for the fiscal year ended March 31, 2026 was as follows:

2026
(in millions)
Current:
Domestic
National statutory income tax expense	¥393,143
Local income tax expense	107,730
Foreign	320,027
Total	820,900
Deferred:
Domestic
National statutory income tax expense	(149,785)
Local income tax expense	(4,857)
Foreign	(40,667)
Total	(195,309)
Income tax expense (benefit)	625,591
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	13,290
Debt valuation adjustments	1,290
Derivatives qualifying for cash flow hedges	(2,872)
Defined benefit plans	99,102
Foreign currency translation adjustments	98,302
Total	209,112
Total	¥834,703
Prior to the fiscal year ended March 31, 2023, the MUFG Group filed tax returns on a consolidated basis for national statutory income taxes within Japan, and from the beginning of fiscal year ended March 31, 2023, the MUFG Group applied the Group Tax Sharing System, where the calculation of taxable income or loss is still made based upon the combined profits or losses of the parent company and its wholly-owned domestic subsidiaries, but the tax payments are made by each of these companies.

Income Taxes Paid (net of refunds)
The detail of income taxes paid for the fiscal year ended March 31, 2026 was as follows:

2026
(in millions)
National statutory income tax	¥105,850
Local income tax	23,914
Foreign tax	300,145
Total	¥429,909

Income tax paid exceeded 5 percent of total income taxes paid in the following jurisdictions:

2026
(in millions)
Foreign
Indonesia	¥32,112
Thailand	39,266
United Kingdom of Great Britain and Northern Ireland	31,074
United States of America	¥69,563
Reconciliation of Effective Income Tax Rate
Income taxes in Japan applicable to the MUFG Group are imposed by the national, prefectural and municipal governments, and in the aggregate resulted in a normal effective statutory rate of approximately 30.6% and 30.6% for the fiscal years ended March 31, 2024 and 2025, respectively. Foreign subsidiaries are subject to income taxes of the countries in which they operate.
A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income to the combined normal effective statutory tax rates for the fiscal years ended March 31, 2024, and 2025 was as follows:

	2024	2025
Combined normal effective statutory tax rate	30.6%	30.6%
Nondeductible expenses	0.4	0.4
Impairment of goodwill	—	2.4
Foreign tax credit and payments	0.9	0.2
Lower tax rates applicable to income of subsidiaries	(1.5)	(2.5)
Change in valuation allowance	(1.4)	0.3
Nontaxable dividends received	(4.1)	(5.3)
Undistributed earnings of subsidiaries	0.9	1.8
Tax and interest expense for uncertainty in income taxes	—	1.7
Tax penalty and tax refund	—	(2.9)	(1)
Noncontrolling interest income	0.6	0.1
Effect of changes in tax laws	—	1.2
Expiration of loss carryforward	0.1	1.4
Other—net	0.2	0.0
Effective income tax rate	26.7%	29.4%

Note:
(1)For the fiscal year ended March 31, 2025, MUAH recognized a tax benefit of ¥52,129 million related to the amendment of the California state tax return, resulting in a 2.9 percentage points decrease in the effective tax rate.

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income to the national statutory corporate tax rate for the fiscal year ended March 31, 2026 was as follows:

	2026
	(amount)	(percent)
	(in millions, except percentages)
National statutory corporate tax rate	¥618,841	24.7%
Prefectural. and municipal tax, net of national income tax effect(1)	102,873	4.1
Foreign tax effects	(10,489)	(0.4)
Effect of changes in tax laws	(12,876)	(0.5)
Change in valuation allowances	(20,757)	(0.8)
Changes in unrecognized tax benefits	147	0.0
Effect of cross-border tax laws
Foreign branch tax rate difference	21,110	0.8
Other(2)	22,723	0.9
Tax credits	(4,337)	(0.2)
Nontaxable income
Nontaxable dividends received	(82,603)	(3.3)
Other	(96)	0.0
Nondeductible expenses
Impairment of goodwill	1,270	0.1
Other	(1,337)	(0.1)
Tax penalty and tax refund	17	0.0
Expiration of loss carryforward	13,065	0.5
Undistributed earnings of subsidiaries	4,362	0.2
Other-net	(26,322)	(1.1)
Effective income tax rate	¥625,591	24.9%

Notes:
(1)This category includes income taxes imposed by prefectures and municipalities in Japan. Domestic local income tax in Tokyo made up the majority (greater than 50 percent) of the tax effect in this category.
(2)This category includes the income tax effect of Pillar Two top-up tax and the Japan tax effect of foreign branches.
Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are computed for each tax jurisdiction using currently enacted tax rates applicable to periods when the temporary differences are expected to reverse. The tax effects of the items comprising the MUFG Group’s net deferred tax assets at March 31, 2025 and 2026 were as follows:

	2025	2026
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥390,614	¥392,077
Operating loss carryforwards	86,747	72,964
Accrued liabilities and other	328,371	424,866
Premises and equipment	113,572	106,131
Derivative financial instruments	649,519	984,938
Obligations under operating leases	89,790	97,589
Valuation allowance	(122,241)	(117,183)
Total deferred tax assets	¥1,536,372	¥1,961,382

	2025	2026
	(in millions)
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	642,105	748,676
Loans	3,466	4,333
Intangible assets	87,064	87,980
Lease transactions	16,866	15,002
Defined benefit plans	270,634	376,848
Investments in subsidiaries and affiliates	1,002,424	1,295,676
Right-of-use assets of operating leases	64,074	74,945
Other	81,284	—
Total deferred tax liabilities	2,167,917	2,603,460
Net deferred tax liabilities	¥(631,545)	¥(642,078)
The valuation allowance was provided primarily against deferred tax assets recorded at MUFG and its subsidiaries with operating loss carryforwards. The valuation allowance is determined to reduce the measurement of deferred tax assets not expected to be realized. Management considers all available evidence, both positive and negative, to determine whether the valuation allowance is necessary based on the weight of that evidence. Management determines the amount of the valuation allowance based on future reversals of existing taxable temporary differences and future taxable income exclusive of reversing temporary differences. Future taxable income is developed from forecasted operating results, based on recent historical trends and approved business plans, the eligible carryforward periods and other relevant factors.
For certain subsidiaries where strong negative evidence exists, such as the existence of significant amounts of operating loss carryforwards, cumulative losses and the expiration of unused operating loss carryforwards in recent years, a valuation allowance was recognized against the deferred tax assets as of March 31, 2025 and 2026 to the extent that it is more likely than not that they will not be realized.
Income taxes are not provided on undistributed earnings of certain foreign subsidiaries that are considered to be indefinitely reinvested in the operations of such subsidiaries. At March 31, 2025, the undistributed earnings of such foreign subsidiaries amounted to approximately ¥130,790 million. Determination of the amount of unrecognized deferred tax liabilities with respect to these undistributed earnings is not practicable because of the complexity associated with its hypothetical calculation including foreign withholding taxes and foreign tax credits. MUFG has neither the plan nor the intention to dispose of investments in such foreign subsidiaries and, accordingly, does not expect to record capital gains or losses, or otherwise monetize the undistributed earnings of such foreign subsidiaries.
Furthermore, under the Japanese tax law, 95% of a dividend received from a foreign company in which a domestic company has held generally at least 25% of the outstanding shares for a continuous period of six months or more ending on the date on which the dividend is declared can be excluded from the domestic company’s taxable income. Therefore, if undistributed earnings of certain foreign subsidiaries are repatriated through dividends, only 5% of the amount of dividends will be included in taxable income.
Operating Loss and Tax Credit Carryforwards
At March 31, 2026, the MUFG Group had operating loss carryforwards for corporate tax of ¥131,039 million and tax credit carryforwards of ¥6,375 million for tax purposes. Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2027	¥417	¥475
2028	1,286	331
2029	10,544	173
2030	41,168	377
2031	15,151	199
2032	1,339	281
2033 and thereafter	6,979	2,646
No definite expiration date	54,155	1,893
Total	¥131,039	¥6,375
Uncertainty in Income Tax
The following is a roll-forward of the MUFG Group’s unrecognized tax benefits for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions)
Balance at beginning of fiscal year	¥25,400	¥10,521	¥50,780
Gross amount of increases for current year’s tax positions	32	—	—
Gross amount of increases for prior years’ tax positions	—	40,882	33
Gross amount of decreases for prior years’ tax positions	(16,719)	(23)	—
Net amount of changes relating to settlements with tax authorities	—	(2,258)	—
Decreases due to lapse of applicable statutes of limitations	—	(772)	—
Foreign exchange translation and other	1,808	2,430	(267)
Balance at end of fiscal year	¥10,521	¥50,780	¥50,546
The MUFG Group classifies interest and penalties, if applicable, related to income taxes as Income tax expense. Accrued interest and penalties (not included in the “unrecognized tax benefits” above) are a component of Other liabilities. The following is a roll-forward of the interest and penalties recognized in the accompanying consolidated financial statements for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions)
Balance at beginning of fiscal year	¥2,167	¥1,260	¥305
Total interest and penalties in the consolidated statements of income	(1,218)	(1,770)	(52)
Total cash settlements, foreign exchange translation and other	311	815	334
Balance at end of fiscal year	¥1,260	¥305	¥587
The MUFG Group is subject to ongoing tax examinations by the tax authorities of the various jurisdictions in which it operates. The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2025 and forward
United States—Federal	2017 and forward
United States—California	2017 and forward
Indonesia	2020 and forward
The MUFG Group is currently under continuous examinations by the tax authorities in various domestic and foreign jurisdictions and many of these examinations are resolved every year. The unrecognized tax benefits will decrease since resolved items will be removed from the balance regardless of whether their resolution results in payment or recognition.